As filed with the Securities and Exchange Commission on June 24, 2021

1933 Act File No. 333-

1940 Act File No. 811-23598

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

Registration Statement

under

the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 6	☒

Western Asset Diversified Income Fund

(Exact Name of Registrant as Specified in Its Charter)

620 Eighth Avenue, 47th Floor

New York, New York 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (888) 777-0102

Jane Trust

Legg Mason and Co., LLC

620 Eighth Avenue, 47th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copies to:

David W. Blass, Esq. Ryan P. Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, NW Washington, D.C. 20001	Clifford R. Cone, Esq. Jefferey D. LeMaster, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate date of commencement of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box  ☐.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with dividend or interest reinvestment plans, check the following box.  ☐

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box  ☐.

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box  ☐.

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box  ☐.

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒

This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is                                                              .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is                                                              .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is                                                              .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares of Beneficial Interest, $0.001 par value per share	1,833,830	$20.00	$36,676,600	$4,001.42(2)

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $0.001 per share, of Western Asset Diversified Income Fund, a Maryland statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-240200 and 811- 23598), declared effective on June 24, 2021, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C

Other Information

Item 25. Financial Statements And Exhibits

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement. These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement.

The Registrant acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

(1)	Financial Statements

	Part A	None

	Part B	Financial Statements(3)

(2)	Exhibits

	(a)(1)	Certificate of Trust. (1)

	(a)(2)	Second Amended and Restated Declaration of Trust. (3)

	(b)	Bylaws. (2)

	(c)	Not Applicable

	(d)	Article VI and Article VII of the Declaration of Trust filed herewith as Exhibit (a).

	(e)	Dividend Reinvestment Plan. (4)

	(f)	Not Applicable

	(g)(1)	Investment Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”). (4)

	(g)(2)	Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company (“Western Asset”). (4)

	(g)(3)	Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited. (4)

	(g)(4)	Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Pte. Ltd. (4)

	(g)(5)	Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Ltd. (4)

	(h)(1)	Underwriting Agreement. (4)

	(h)(2)	Master Agreement Among Underwriters. (4)

	(h)(3)	Master Selected Dealers Agreement. (4)

	(h)(4)	Structuring Fee Agreement between LMPFA and Morgan Stanley & Co. LLC.(4)

	(h)(5)	Structuring Fee Agreement between LMPFA and BofA Securities, Inc.(4)

	(h)(6)	Structuring Fee Agreement between LMPFA and Wells Fargo Securities, LLC.(4)

	(h)(7)	Fee Agreement between LMPFA and Oppenheimer & Co. Inc.(4)

	(h)(8)	Fee Agreement between LMPFA and RBC Capital Markets, LLC.(4)

	(h)(9)	Fee Agreement between LMPFA and Stifel, Nicolaus & Company, Incorporated.(4)

	(h)(10)	Form of Fee Agreement.(4)

(i)	Not Applicable

(j)(1)	Custodian Agreement. (2)

(j)(2)	Amendment No. 9 to the Fund Custodian Agreement, dated May 1, 2021.(4)

(k)(1)	Transfer Agency and Service Agreement. (2)

(k)(2)	Amendment No. 9 to the Fund Transfer Agency Agreement, dated March 19, 2021.(4)

(k)(3)	Fund Accounting Services Agreements between the Registrant and The Bank of New York Mellon, dated January 1, 2018. (3)

(k)(4)	Amendment No. 8 to the Fund Accounting Services Agreement, dated January 1, 2018, dated May 1, 2021. (3)

(l)	Opinion and Consent of Venable LLP. (5)

(m)	Not Applicable

(n)	Independent Registered Public Accounting Firm Consent. (5)

(o)	Not Applicable

(p)(1)	Initial Subscription Agreement. (4)

(p)(2)	Amendment No. 1 to the Initial Subscription Agreement.(4)

(q)	Not Applicable

(r)	Code of Ethics of the Registrant and LMPFA. (2)

(r)(2)	Code of Ethics of Western Asset. (2)

(s)	Power of Attorney. (2)

(1)	Incorporated by reference to Registrant’s Registration Statement on Form N-2, Registration Nos. 333-240200 and 811-23598 (filed on July 30, 2020).
(2)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-240200 and 811-23598 (filed on November 17, 2020)
(3)	Incorporated by reference to Registrant’s Registration Statement Statement on Form N-2, Registration Nos. 333-240200 and 811-23598 (filed on May 25, 2021).
(4)	Incorporated by reference to Registrant’s Registration Statement Statement on Form N-2, Registration Nos. 333-240200 and 811-23598 (filed on June 24, 2021).
(5)	Filed herewith.

Item 26. Marketing Arrangements

See the underwriting agreement, master selected dealer agreement, master agreement among underwriters and structuring fee agreements filed as exhibits (h)(1) through (h)(10) to the Registration Statement previously filed on Form N-2 (File No. 333-240200) on June 24, 2021.

Item 27. Other Expenses Of Issuance And Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$124,032.12
NYSE listing fee	40,000
Printing and engraving expenses	150,000
Accounting fees and expenses	45,000
Legal fees and expenses	691,000
FINRA fee	225,000
Miscellaneous	1,500
Total	$1,276,532.12

Item 28. Persons Controlled By Or Under Common Control With The Registrant

None.

Item 29. Number Of Holders Of Shares

As of June 23, 2021:

Title Of Class	Number Of Record Holders
Common Shares of Beneficial Interest	1

Item 30. Indemnification

Maryland law permits a Maryland statutory trust to include in its declaration of trust a provision limiting the liability of its trustees and officers to the trust and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty that is established by a final judgment as being material to the cause of action. The Registrant’s Declaration of Trust contains such a provision that limits present and former trustees’ and officers’ liability to the Registrant and its shareholders for money damages to the maximum extent permitted by Maryland law in effect from time to time, subject to the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s Declaration of Trust obligates it to the maximum extent permitted by Maryland law to indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to:

•	any present or former trustee or officer who is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in that capacity; or

•

any individual who, while a trustee or officer of the Registrant and at the Registrant’s request, serves or has served as a director, trustee, officer, partner, member or manager of another trust, corporation, real estate investment trust, partnership, joint venture, limited liability company, employee benefit plan or any other enterprise and who is made, or threatened to be made, a party to, or witness in, the proceeding by reason of his or her service in that capacity.

The Registrant’s Declaration of Trust also permits it, with Board approval, to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and to any employee or agent of the Registrant or a predecessor of the Registrant. The Registrant has entered into an agreement with each trustee and officer of the Registrant pursuant to which the Registrant has agreed to advance expenses and costs incurred by the indemnitee in connection with any matter in respect of which indemnification might be sought pursuant to the Declaration of Trust to the maximum extent permitted by law.

In accordance with the 1940 Act, the Registrant will not indemnify any trustee or officer of the Registrant against any liability to the Registrant or its security holders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 31. Business And Other Connections Of Investment Adviser

The descriptions of LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of this Registration Statement are incorporated by reference herein. Information as to the trustees and officers of LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the trustees and officers of LMPFA and Western Asset in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-66785, 801-08162, 801-21068, 801-67298 and 801-143388, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Location Of Accounts And Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 620 Eighth Avenue, New York, New York 10018.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of its shares until the prospectus is amended if (1) subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable

(3) Not applicable

(4) Registrant undertakes that, for the purpose of determining any liability under the Securities Act:

(a) the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) or Rule 497(h) shall be deemed to be a part of this registration statement as of the time it was declared effective; and

(b) each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(5) Not applicable

(6) Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of June, 2021.

WESTERN ASSET DIVERSIFIED INCOME FUND

By:	/s/ Jane Trust
Jane Trust
Chairman, Trustee, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the 24th day of June, 2021.

Signature	Title

/s/ Jane Trust	Chairman, Trustee, Chief Executive Officer and President (Principal Executive Officer)
Jane Trust

/s/ Christopher Berarducci	Principal Financial Officer (Principal Financial and Accounting Officer)
Christopher Berarducci

/s/ Carol L. Colman*	Trustee
Carol L. Colman

/s/ Daniel P. Cronin*	Trustee
Daniel P. Cronin

/s/ Paolo M. Cucchi*	Trustee
Paolo M. Cucchi

/s/ William R. Hutchinson*	Trustee
William R. Hutchinson

/s/ Eileen A. Kamerick*	Trustee
Eileen A. Kamerick

/s/ Nisha Kumar*	Trustee
Nisha Kumar

*By:	/s/ Jane Trust
Jane Trust
As Agent or Attorney-in-fact

June 24, 2021

The original power of attorney authorizing Jane Trust to execute this Registration Statement, and any amendments thereto, for the Trustees of the Registrant on whose behalf this Amendment to the Registration Statement were filed on November 17, 2020 as an exhibit to the Registrant’s Registration Statement on Form N-2.

Exhibit Index

(l)	Opinion and Consent of Venable LLP

(n)	Independent Registered Public Accounting Firm Consent